Income Taxes Paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Tax Paid, Federal, before Refund Received	$ 3,022	$ 2,540	$ 800
Income Tax Paid, State and Local, before Refund Received	85	45	21
Income taxes	$ 3,107	$ 2,585	$ 821